Summary of consolidated financial statement by segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Jul. 31, 2012		Jul. 31, 2011		Apr. 30, 2012		Apr. 30, 2011		Apr. 30, 2010
Summary of consolidated financial statement by segment
Revenue from external customers	$ 416,069		$ 409,649		$ 1,692,539		$ 1,445,460		$ 1,313,566
Total revenue	416,069		409,649		1,692,539		1,445,460		1,313,566
Direct costs	(297,657)	[1]	(296,145)	[1]	(1,205,215)	[1]	(1,046,852)	[1],[2]	(884,810)	[1]
Earnings from equity accounted investees	1,012		596		2,844		2,159		1,436
General and administration costs	(18,525)		(14,031)		(69,590)		(65,391)		(61,157)
Segment EBITDAR (adjusted)	100,899	[3]	100,069	[3]	420,578	[4]	335,376	[4]	369,035	[4]
Aircraft lease and associated costs	(48,430)		(40,496)		(176,685)		(164,828)		(145,072)
Amortization	(28,310)		(27,103)		(112,967)		(99,625)		(77,738)
Restructuring costs	(1,930)		(4,804)		(22,511)		(4,751)		(4,855)
Recovery (impairment) of receivables and funded residual value guarantees	(715)		(16)		272		(1,919)		(13,266)
Recovery (impairment) of intangible assets	521	[5]	(108)	[6]	(4,218)		(20,608)		(53,903)
Impairment of assets held for sale	(5,647)		(7,381)		(13,469)		(5,239)		(26,585)
Impairment of assets held for use	(660)								(36,240)
Gain on disposal of assets	(1,591)		4,057		8,169		7,193		(2,686)
Interest on long-term debt	(29,883)		(30,670)		(116,578)		(91,462)		(69,520)
Foreign exchange gain (loss)	(7,401)		193		1,795		17,916		16,520
Other financing income (charges)	(8,154)		256		(15,062)		(67,036)		(21,459)
Income tax recovery (expense)	(1,281)		3,847		(48,217)		32,916		(9,297)
Loss from continuing operations	(32,582)		(2,156)		(78,893)		(62,067)		(75,066)
Earnings (loss) from discontinued operations, net of tax	345		(786)		(16,107)		(3,202)		(1,436)
Net loss	(32,237)		(2,942)		(95,000)		(65,269)		(76,502)
Segment assets	2,639,633				2,636,169		2,738,356
Segment assets - held for sale	61,335				79,813		49,799
Segment capital asset expenditures					376,624
Total assets	2,700,968				2,715,982		2,788,155
Segment capital asset expenditures							228,804
Segment goodwill	424,671				433,811		448,121		425,514
Helicopter Services
Summary of consolidated financial statement by segment
Revenue from external customers	389,904		373,294		1,520,223		1,311,983		1,186,898
Add: Inter-segment revenues	849		1,264		7,550		7,508		8,462
Total revenue	390,753		374,558		1,527,773		1,319,491		1,195,360
Direct costs	(289,142)	[1]	(279,466)	[1]	(1,117,216)	[1]	(951,268)	[1],[2]	(834,351)	[1]
Earnings from equity accounted investees	1,012		596		2,844		2,159		1,436
Segment EBITDAR (adjusted)	102,623	[3]	95,688	[3]	413,401	[4]	370,382	[4]	362,445	[4]
Aircraft lease and associated costs	(48,430)		(40,496)		(176,685)		(164,828)		(145,072)
Segment assets	848,673				858,930		1,060,591
Segment assets - held for sale	526				521		2,749
Segment capital asset expenditures					11,762
Total assets	849,199				859,451		1,063,340
Segment capital asset expenditures							12,105
Segment goodwill					433,811		448,121
Mro
Summary of consolidated financial statement by segment
Revenue from external customers	24,546		34,888		166,479		129,222		112,470
Add: Inter-segment revenues	68,461		67,485		275,920		238,397		263,085
Total revenue	93,007		102,373		442,399		367,619		375,555
Direct costs	(79,343)	[1]	(81,359)	[1]	(353,485)	[1]	(324,057)	[1],[2]	(312,431)	[1]
Segment EBITDAR (adjusted)	13,664	[3]	21,014	[3]	88,914	[4]	43,562	[4]	63,124	[4]
Segment assets	339,825				392,150		404,940
Segment assets - held for sale							15,268
Segment capital asset expenditures					114,971
Total assets	339,825				392,150		420,208
Segment capital asset expenditures							100,287
Corporate and Other
Summary of consolidated financial statement by segment
Revenue from external customers	1,619		1,467		5,837		4,255		14,198
Add: Inter-segment revenues			30		18		617		1
Total revenue	1,619		1,497		5,855		4,872		14,199
Direct costs	1,518	[1]	(4,099)	[1]	(18,002)	[1]	(18,049)	[1],[2]	(9,576)	[1]
General and administration costs	(18,525)		(14,031)		(69,590)		(65,391)		(61,157)
Segment EBITDAR (adjusted)	(15,388)	[3]	(16,633)	[3]	(81,737)	[4]	(78,568)	[4]	(56,534)	[4]
Segment assets	1,451,135				1,385,089		1,272,825
Segment assets - held for sale	60,809				79,292		31,782
Segment capital asset expenditures					249,891
Total assets	1,511,944				1,464,381		1,304,607
Segment capital asset expenditures							116,412
Inter-segment Elimination
Summary of consolidated financial statement by segment
Add: Inter-segment revenues	(69,310)		(68,779)		(283,488)		(246,522)		(271,548)
Total revenue	(69,310)		(68,779)		(283,488)		(246,522)		(271,548)
Direct costs	$ 69,310	[1]	$ 68,779	[1]	$ 283,488	[1]	$ 246,522	[1],[2]	$ 271,548	[1]

[1]	Direct costs in the segment information presented excludes aircraft lease and associated costs. In the consolidated statement of operations these costs are combined.
[2]	Direct costs in the Corporate and other segment includes $10.2 million in the write-off of bid costs previously capitalized and other legal and consulting costs incurred in connection with the planned procurement of the UK Search and Rescue Helicopter Services.
[3]	Segment EBITDAR (adjusted) is defined as earnings before interest, taxes, depreciation, amortization and aircraft lease and associated costs plus earnings from equity accounted investees less direct costs excluding aircraft lease and associated costs and general and administrative expenses.
[4]	Segment EBITDAR (adjusted) is defined as revenues less directs costs, excluding aircraft lease and associated costs, general and administrative expenses plus earnings from equity accounted investees.
[5]	Recovery of intangible assets relates to the Corporate and other segment.
[6]	Impairment of intangible assets relates to the Corporate and other segment.